CONSOLIDATED AND COMBINED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
CONDENSED CONSOLIDATED BALANCE SHEETS
Accounts receivable, allowance for doubtful accounts	$ 2,600	$ 1,915	$ 1,206
Accounts receivable, due from affiliates	900	610	986
Prepaid expenses and other current assets, due from affiliates	1,300	878	881
Other long-term assets, due from affiliates	200	355	850
Accounts payable, due to affiliates	11,000	404	278
Accrued expenses and other current liabilities, due to affiliates	200	179	179
Other long-term liabilities, due to affiliates	$ 1,200	$ 1,315	$ 1,495